Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	As of December 31,
	2021	2022	2023
Share options	7,816,863	7,399,661	7,371,961
Restricted shares	898,896	242,844	211,944
Total	8,715,759	7,642,505	7,583,905